Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

March 31, 2020

VCSP-QTLY-0520
1.856925.112

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Beverages - 27.5%
Brewers - 0.2%
Budweiser Brewing Co. APAC Ltd. (a)(b)	163,300	$419,963
Distillers & Vintners - 3.4%
Constellation Brands, Inc. Class A (sub. vtg.)	23,900	3,426,304
Diageo PLC	101,800	3,228,029
		6,654,333
Soft Drinks - 23.9%
Coca-Cola European Partners PLC	27,400	1,028,322
Keurig Dr. Pepper, Inc.	116,400	2,825,028
Monster Beverage Corp. (a)	156,100	8,782,186
PepsiCo, Inc.	130,006	15,613,721
The Coca-Cola Co.	413,838	18,312,332
		46,561,589

TOTAL BEVERAGES		53,635,885

Food & Staples Retailing - 13.6%
Food Distributors - 0.8%
U.S. Foods Holding Corp. (a)	88,400	1,565,564
Food Retail - 4.5%
Kroger Co.	293,852	8,850,822
Hypermarkets & Super Centers - 8.3%
Costco Wholesale Corp.	17,800	5,075,314
Walmart, Inc.	97,504	11,078,404
		16,153,718

TOTAL FOOD & STAPLES RETAILING		26,570,104

Food Products - 19.4%
Agricultural Products - 0.5%
Darling International, Inc. (a)	56,300	1,079,271
Packaged Foods & Meats - 18.9%
Conagra Brands, Inc.	92,800	2,722,752
Danone SA	47,456	3,037,101
Freshpet, Inc. (a)	46,500	2,969,955
General Mills, Inc.	46,600	2,459,082
Mondelez International, Inc.	261,600	13,100,928
Nomad Foods Ltd. (a)	91,800	1,703,808
The J.M. Smucker Co.	30,400	3,374,400
The Kraft Heinz Co.	90,000	2,226,600
TreeHouse Foods, Inc. (a)	46,400	2,048,560
Tyson Foods, Inc. Class A	54,300	3,142,341
		36,785,527

TOTAL FOOD PRODUCTS		37,864,798

Hotels, Restaurants & Leisure - 0.7%
Restaurants - 0.7%
Compass Group PLC	79,200	1,233,945
Household Products - 20.9%
Household Products - 20.9%
Colgate-Palmolive Co.	35,690	2,368,388
Energizer Holdings, Inc. (c)	75,500	2,283,875
Essity AB Class B	113,700	3,483,038
Procter & Gamble Co.	234,907	25,839,770
Reckitt Benckiser Group PLC	23,164	1,764,532
Spectrum Brands Holdings, Inc.	137,900	5,015,423
		40,755,026
Internet & Direct Marketing Retail - 0.4%
Internet & Direct Marketing Retail - 0.4%
Ocado Group PLC (a)	50,500	757,514
Multiline Retail - 1.2%
General Merchandise Stores - 1.2%
Dollar General Corp.	4,900	739,949
Dollar Tree, Inc. (a)	22,500	1,653,075
		2,393,024
Personal Products - 4.2%
Personal Products - 4.2%
Edgewell Personal Care Co. (a)(c)	125,500	3,022,040
Estee Lauder Companies, Inc. Class A	3,700	589,558
Unilever NV	93,086	4,575,297
		8,186,895
Tobacco - 7.8%
Tobacco - 7.8%
Altria Group, Inc.	250,396	9,682,813
Philip Morris International, Inc.	74,834	5,459,889
		15,142,702
TOTAL COMMON STOCKS
(Cost $173,709,358)		186,539,893

Convertible Preferred Stocks - 1.3%
Internet & Direct Marketing Retail - 1.3%
Internet & Direct Marketing Retail - 1.3%
The Honest Co., Inc.:
Series D (a)(d)(e)	32,783	1,500,150
Series E (a)(d)(e)	51,008	999,757
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,499,988)		2,499,907

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.29% (f)	3,268,406	3,269,387
Fidelity Securities Lending Cash Central Fund 0.28% (f)(g)	643,324	643,453
TOTAL MONEY MARKET FUNDS
(Cost $3,912,719)		3,912,840
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $180,122,065)		192,952,640
NET OTHER ASSETS (LIABILITIES) - 1.0%		1,981,493
NET ASSETS - 100%		$194,934,133

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $419,963 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,499,907 or 1.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986
The Honest Co., Inc. Series E	9/28/17	$1,000,002

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,966
Fidelity Securities Lending Cash Central Fund	1,362
Total	$19,328

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.